SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
January 1,	$ 1,283	$ 1,221
Charges to expenses	164	172
Write offs	(325)	(116)
Foreign currency translation adjustments	57	6
December 31,	$ 1,179	$ 1,283